Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2014
Collection Period Start	1-Jun-14	Distribution Date	15-Jul-14
Collection Period End	30-Jun-14	30/360 Days	30
Beg. of Interest Period	16-Jun-14	Actual/360 Days	29
End of Interest Period	15-Jul-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	282,783,987.38	239,599,663.09	0.1790187
Total Securities		1,338,405,600.85	282,783,987.38	239,599,663.09	0.1790187
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.311750%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.130000%	60,870,000.00	55,248,386.53	12,064,062.24	0.1981939
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	43,184,324.29	52,025.56	709.4516887	0.8546995
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	43,184,324.29	52,025.56

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,041,628.56
Monthly Interest				1,585,403.32
Total Monthly Payments				5,627,031.88

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				233,645.54
Aggregate Sales Proceeds Advance				18,490,900.31
Total Advances				18,724,545.85

Vehicle Disposition Proceeds:
Reallocation Payments				32,165,378.39
Repurchase Payments				2,693,056.21
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				15,780,201.44
Excess Wear and Tear and Excess Mileage				412,399.62
Remaining Payoffs				0.00
Net Insurance Proceeds				363,229.79
Residual Value Surplus				1,514,812.86
Total Collections				77,280,656.04

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	16,446,121.61			1,083
Involuntary Repossession	137,357.00			9
Voluntary Repossession	24,304.00			2
Full Termination	15,533,300.78			992
Bankruptcy	24,295.00			2
Insurance Payoff		359,555.45		18
Customer Payoff			540,254.57	34
Grounding Dealer Payoff			12,659,791.86	733
Dealer Purchase			3,046,247.22	176
Total	32,165,378.39	359,555.45	16,246,293.65	3,049

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	18,226	348,902,131.91	7.00000%	282,783,987.38
Total Depreciation Received		(4,848,363.99)		(4,184,530.80)
Principal Amount of Gross Losses	(33)	(617,768.17)		(500,831.29)
Repurchase / Reallocation	(170)	(3,263,332.93)		(2,693,056.21)
Early Terminations	(692)	(13,188,615.92)		(10,614,822.55)
Scheduled Terminations	(1,720)	(30,862,414.75)		(25,191,083.44)
Pool Balance - End of Period	15,611	296,121,636.15		239,599,663.09

Remaining Pool Balance
Lease Payment				20,440,746.91
Residual Value				219,158,916.18
Total				239,599,663.09

III. DISTRIBUTIONS

Total Collections					77,280,656.04
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					77,280,656.04

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					328,525.94
3. Reimbursement of Sales Proceeds Advance					27,712,322.29
4. Servicing Fee:
Servicing Fee Due					235,653.32
Servicing Fee Paid					235,653.32
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					28,276,501.55

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	52,025.56

Class A-4 Notes Monthly Interest Paid	52,025.56
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	52,025.56
Total Note and Certificate Monthly Interest Paid	52,025.56
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	48,952,128.93

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	43,184,324.29

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	43,184,324.29
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,767,804.64

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		5,767,804.64
Gross Reserve Account Balance		25,843,888.65
Remaining Available Collections Released to Seller		5,767,804.64
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		4.92
Monthly Prepayment Speed		87%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	604,230.87
Securitization Value of Defaulted Receivables and Casualty Receivables	500,831.29	33
Aggregate Defaulted and Casualty Gain (Loss)	103,399.58
Pool Balance at Beginning of Collection Period	282,783,987.38
Net Loss Ratio	0.0366%

Cumulative Net Losses for all Periods	-0.1539%	(2,059,161.77)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,479,305.97	171
61-90 Days Delinquent	766,647.06	50
91-120+ Days Delinquent	167,937.28	11
Total Delinquent Receivables:	3,413,890.31	232
60+ Days Delinquencies as Percentage of Receivables	0.33%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	31,979,422.39	2,075
Securitization Value	32,066,637.15
Aggregate Residual Gain (Loss)	(87,214.76)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	455,022,308.73	29,196
Cumulative Securitization Value	444,781,766.57
Cumulative Residual Gain (Loss)	10,240,542.16

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		40,523,439.42
Reimbursement of Outstanding Advance		27,712,322.29
Additional Advances for current period		18,490,900.31
Ending Balance of Residual Advance		31,302,017.44

Beginning Balance of Payment Advance		629,337.21
Reimbursement of Outstanding Payment Advance		328,525.94
Additional Payment Advances for current period		233,645.54
Ending Balance of Payment Advance		534,456.81

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of June 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No